Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
The Company’s significant accounting policies are disclosed in the audited consolidated financial statements for the year ended December 31, 2023, and notes thereto, which are included in the Company’s Annual Report on Form
10-K
that was filed with the Securities and Exchange Commission (the “SEC”) on March 15, 2024. Since the date of those financial statements, there have been no material changes to the Company’s significant accounting policies except as described below.
Restructuring Costs
The Company records costs and liabilities associated with exit and disposal activities in accordance with ASC 420,
Exit or Disposal Cost
Obligations
(ASC 420). Such costs are based on estimates of fair value in the period liabilities are incurred. Given the short duration of when the liability is incurred to when it is paid, there is no significant difference between fair value and the amount paid. Costs are expensed at the date the entity notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period. The Company evaluates and adjusts these costs as appropriate for changes in circumstances as additional information becomes available. Refer to Note 13 for further information regarding restructuring costs.
Research and Development
C
osts
Research and development costs are charged to expense as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including personnel-related costs, stock-based compensation, facilities, research-related overhead, clinical trial costs, contracted services, research-related manufacturing, license fees and other external costs. Research and development costs also include lease costs for operating leases used for research and development activities, and if the termination of such lease results in a gain, the gain is also recorded as a reduction to research and development expense. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the services have been performed or when the goods have been received.
Interim Financial Information
The accompanying condensed consolidated balance sheet at September 30, 2024, and the condensed consolidated statements of operations and comprehensive loss, statements of changes in stockholders’ equity for the three and nine months ended September 30, 2024 and 2023 and the condensed consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are unaudited. The condensed consolidated interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position at September 30, 2024 and the results of its operations for the three and nine months ended September 30, 2024 and 2023 and its cash flows for the nine months ended September 30, 2024 and 2023. The financial data and other information disclosed in these notes related to the three and nine months ended September 30, 2024 and 2023 are also unaudited. The results for the three and nine months ended September 30, 2024 are not necessarily indicative of results to be expected for the year ending December 31, 2024 or for any other subsequent interim period
.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s condensed consolidated financial statements upon adoption. Under the

Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with certain new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.
Since December 31, 2023, there have been no new accounting pronouncements adopted by the Company or issued by FASB that are applicable to the Company, except as noted below.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting
(Topic 280):
Improvements to Reportable Segment Disclosures
, which requires disclosure of incremental segment information on an interim and annual basis. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal periods beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. The Company expects to enhance annual segment reporting disclosures based on the new requirements.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
, which requires public companies, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s condensed consolidated financial statements and related disclosures.

2. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements include the Company’s accounts and those of its wholly-owned subsidiaries. All intercompany accounts, transactions and balances have been eliminated in consolidation.
Segment Information
Operating segments are defined as components of an enterprise for which separate and discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company has one operating segment. The Company’s singular focus is the research, development and commercialization of off-the-shelf
VST therapies to prevent and treat severe viral-associated diseases. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a consolidated basis for the purpose of allocating resources. All of the Company’s long-lived assets are held in the United States.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Changes in estimates and assumptions are reflected in reported results in the period in which they become known. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase. Investments qualifying as cash equivalents primarily consist of money market funds, corporate bonds and commercial paper.
Short-Term Investments
Short-term investments consist of U.S. treasury securities and corporate bonds classified as available-for-sale
that have maturities of less than one year.
Available-for-sale
securities are carried at fair value, with the unrealized gains and losses reported in other comprehensive income (loss) until realized. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization or accretion is included in “other income (loss), net”. Realized gains and losses are determined using the specific identification method and are included in “other income (loss), net”.
Restricted Cash
Cash accounts with any type of restriction are classified as restricted cash. The Company has restricted cash deposits with a bank, which serve as collateral for a letter of credit issued to the landlord of the Company’s leased Waltham facility for a security deposit. The Company classified this amount as non-current
restricted cash in the accompanying consolidated balance sheet at December 31, 2023 and 2022.
Property and Equipment, Net
The Company records property and equipment at cost and
recognizes depreciation using the straight-line method over the estimated useful lives of the respective assets
, as follows:

Asset category	Estimated useful life
Computer equipment	3 years
Laboratory equipment	5 years
The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful life of property and equipment. Expenditures for repairs and maintenance of assets are expensed as incurred. Upon retirement or sale, the cost of assets disposed and the corresponding accumulated depreciation are removed from the related accounts and any resulting gain or loss is reflected in the results of operations. Construction in progress is not depreciated until it is placed in service. Property and equipment to be disposed of are carried at fair value less costs to sell.
Impairment of Long-Lived Assets
The Company accounts for long-lived assets in accordance with ASC Topic 360,
Property, Plant, and Equipment
(“ASC 360”). ASC 360 requires companies to: (i) recognize an impairment loss only if the carrying amount of a long-lived asset is not recoverable based on its undiscounted future cash flows and (ii) measure an impairment loss as the difference between the carrying amount and the fair value of the asset.

The Company tests long-lived assets to be held and used, including right-of-use
assets and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of assets or asset groups may not be fully recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written-down to their fair values. See Note 5 and Note 6 for impairment costs recognized during the years ended December 31, 2023 and 2022.
Fair Value Measurements
ASC Topic 820,
Fair Value Measurement
(“ASC 820”), establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC
820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes among the following:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

•
Level 2 – Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company’s financial instruments include cash equivalents, short-term investments, prepaid expenses and other current assets, prepaid expenses to related party, accounts payable, amount due to related party and accrued expenses. Certain of the Company’s financial assets, including cash equivalents and short-term investments, have been initially valued at the transaction price, and subsequently revalued at the end of each reporting period, utilizing third-party pricing services or other observable market data. The pricing services utilize industry standard valuation models and observable market inputs to determine value.
Other financial instruments, including prepaid expenses and other current assets, prepaid expenses to related party, accounts payable, amount due to related party and accrued expenses, are carried at cost, which approximate fair value due to the short duration and term to maturity.

Deferred Offering Costs
The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process
equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are presented in the consolidated balance sheets as a direct reduction from the carrying amount of the respective equity instrument issued. Should an in-process
equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. At December 31, 2023 and 2022, the Company had no deferred offering costs.
Cloud Computing Arrangements
The Company capitalizes certain implementation costs for
internal-use
software incurred in a cloud computing agreement that is a service contract. Eligible costs associated with cloud computing arrangements, such as the implementation costs incurred to develop or obtain software business applications used in the normal course of business, are capitalized in accordance with ASC 350. Capitalization ceases at the point the software is substantially complete and ready for its intended use, and after all substantial testing is completed. Amortization is recorded on a straight-line basis over the expected useful life of three years of the internal-use
software cost in the same line item in the statement of operations and comprehensive loss as the expense for fees for the associated cloud computing arrangement. Amortization expense associated with the Company’s cloud computing arrangements has been recognized in the amount of $0.5 million during the years ended December 31, 2023 and 2022. As a result of the December 2023 announcement of the discontinuation of the Company’s three Phase 3 registrational trials and a comprehensive review of strategic alternatives, an impairment loss
of $1.4 million was recognized during the year ended December 31, 2023 for implementation costs associated with cloud computing arrangements that are no longer probable of being implemented.
Other Income (Loss), Net
The Company records interest expense, investment amortization and accretion of discounts and premiums on short-term investments and foreign exchange gains and losses in “other income (loss), net” when incurred.
Research and Development Costs
Research and development costs are charged to expense as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including personnel-related costs, stock-based compensation, facilities, research-related overhead, clinical trial costs, contracted services, research-related manufacturing, license fees and other external costs. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the services have been performed or when the goods have been received.
Accrued Research and Development Expenses
The Company has entered into various research and development contracts. The payments under these contracts are recorded as research and development expenses as incurred. The Company records accrued liabilities for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Judgements and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Stock-Based Compensation Expense
The Company grants restricted stock and stock options to employees, consultants and directors. The Company recognizes stock-based compensation cost for awards with performance conditions if and when it concludes that it is probable that the performance conditions will be achieved. For awards with only a service condition, the Company expenses stock-based compensation on a straight-line basis over the requisite employee service period or for grants issued with performance conditions, on a graded-vesting basis over the requisite employee service period. Awards for employees and non-employees
are accounted for similarly. The Company records stock-based compensation expense associated with grants of restricted stock and stock options in the consolidated statements of operations and comprehensive loss based on their estimated fair value at the date of the grant. The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the grantee’s payroll costs are classified or in which the grantee’s service payments are classified. Forfeitures are accounted for as they occur.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of the Company’s common stock is determined based on the quoted market price of common stock. The Company also lacks company-specific historical and implied volatility information for its stock. The Company estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method. The “simplified” method estimates the expected term of stock options as the mid-point between the weighted average time to vesting and the contractual maturity. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. There is no expected dividend yield since the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
Net Loss per Share
Basic and diluted net loss per share is determined by dividing net loss by the weighted-average common stock outstanding during the period. Since we have incurred operating losses for all periods presented, outstanding stock options and unvested restricted common stock have been excluded from the calculation because their effects would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.
Income Taxes
The Company accounts for income taxes under the asset and liability method in accordance with ASC 740,
Income Taxes
. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Valuation allowances are provided if based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Management believes that it is more likely than not that all deferred tax assets will not be realized.
The Company recognizes liabilities for potential tax payments to various tax authorities related to uncertain tax positions. The liabilities are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filing is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. Potential interest and penalties associated with such uncertain tax positions, if any, are recorded as components of income tax expense.

The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available as of the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, the Company does not recognize a tax benefit in the consolidated financial statements.
Concentration of Credit Risk and
Off-Balance
Sheet Risk
Financial instruments that subject the Company to credit risk consist primarily of cash, cash equivalents, restricted cash and short-term investments. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and have not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships. Such deposits have and will continue to exceed federally insured limits. The Company has not experienced any losses on its cash deposits.
At December 31, 2023 and 2022, the Company had no
off-balance
sheet risk.
Foreign Exchange
The functional currency for all subsidiaries is the U.S. Dollar (“USD”). Transactions in foreign currencies are remeasured into the functional currency of the relevant subsidiaries at the exchange rate in effect at the date of the transaction. Any monetary assets and liabilities arising from these transactions are translated into the functional currency at exchange rates in effect at the balance sheet date or on settlement. Resulting gains and losses are recorded in “other income (loss), net” within the consolidated statements of operations and comprehensive loss.
Comprehensive Loss
Comprehensive loss is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner
sources. Comprehensive loss includes net loss and certain changes in stockholder’s deficit that are excluded from net loss. The Company’s comprehensive loss includes unrealized gains (losses) on available-for-sale
securities during the year ended December 31, 2023 and 2022.
Leases
In accordance with ASC Topic 842,
Lease Accounting
, at the inception of an arrangement, the Company determines whether the arrangement is or contains a lease. Leases with a term greater than one year are recognized on the consolidated balance sheet as a right-of-use
(“ROU”) asset and current and
non-current
lease liabilities, as applicable. The Company has made an accounting policy election, known as the short-term lease recognition exemption, which allows the Company to not recognize ROU assets and lease liabilities that arise from short-term leases (12 months or less) for any class of underlying asset. Options to renew or options to cancel a lease are not included in the Company’s assessment unless there is reasonable certainty that the Company will renew or will not cancel, respectively.
Operating lease liabilities and their corresponding ROU assets are recorded based on the present value of future lease payments over the expected remaining lease term. Lease cost for operating leases is recognized on a straight-line basis over the lease term as an operating expense. Certain adjustments to the ROU asset may be required for items such as lease prepayments or incentives received. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rate, which reflects the fixed rate at which the Company could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment.
The Company has elected to account for the lease and
non-lease
components together for all existing classes of underlying assets.
Subsequent Events
The Company evaluates events occurring after the date of our accompanying consolidated balance sheets for potential recognition or disclosure in our consolidated financial statements. The Company did not identify any material subsequent events requiring adjustment to our accompanying consolidated financial statements (recognized subsequent events). Those items requiring disclosure (unrecognized subsequent events) in the consolidated financial statements have been disclosed accordingly. Refer to Note 16 for further details.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”), or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements upon adoption. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with certain new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses
(Topic 326):
Measurement of Credit Losses on Financial
Instruments
, or ASU
2016-13,
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale
debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes may result in earlier recognition of credit losses. The Company adopted ASU
2016-13
on January 1, 2023. The adoption of ASU
2016-13
did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting
(Topic 280):
Improvements to Reportable Segment Disclosures
, which requires disclosure of incremental segment information on an interim and annual basis. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal periods beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. This ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements and related disclosures.